Accounting Policies and Recent Accounting Pronouncements (Tables)	9 Months Ended
Sep. 30, 2020
Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type

The cost, accumulated depreciation and net book value of the Company’s container leasing equipment by equipment type as of September 30, 2020 and December 31, 2019 were as follows:

	September 30, 2020			December 31, 2019
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Dry containers other than open top and flat rack containers:
20'	$1,547,254	$(419,359)	$1,127,895	$1,627,878	$(396,247)	$1,231,631
40'	146,052	(54,449)	91,603	167,011	(58,852)	108,159
40' high cube	2,578,755	(647,698)	1,931,057	2,510,937	(592,374)	1,918,563
45' high cube	28,085	(12,434)	15,651	28,670	(11,488)	17,182
Refrigerated containers:
20'	20,428	(8,233)	12,195	20,484	(7,258)	13,226
20' high cube	2,905	(1,962)	943	5,139	(3,090)	2,049
40' high cube	1,154,531	(382,930)	771,601	1,052,707	(338,068)	714,639
Open top and flat rack containers:
20' folding flat	17,352	(4,981)	12,371	17,617	(4,538)	13,079
40' folding flat	49,738	(17,996)	31,742	51,152	(17,278)	33,874
20' open top	13,765	(1,700)	12,065	13,259	(1,625)	11,634
40' open top	22,573	(4,652)	17,921	23,313	(4,351)	18,962
Tank containers	88,147	(10,400)	77,747	81,151	(7,998)	73,153
Total containers	$5,669,585	$(1,566,794)	$4,102,791	$5,599,318	$(1,443,167)	$4,156,151

Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable	Company’s lease rental income from its owned fleet for the three and nine months ended September 30, 2020 and 2019 and more than 10% of the Company’s gross accounts receivable from its owned fleet as of September 30, 2020 and December 31, 2019:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - owned fleet	2020	2019	2020	2019
Customer A	18.6%	15.9%	17.7%	15.0%
Customer B	12.5%	13.2%	13.0%	13.3%

Schedule of Concentration Risk of Total Fleet Lease Rental Income	Except for the lessees noted in the table below, no other single lessee accounted for more than 10% of the Company’s total fleet lease rental income for the three and nine months ended September 30, 2020 and 2019. No other single lessee that accounted for more than 10% of the Company’s gross accounts receivable from its total fleet as of September 30, 2020 and December 31, 2019.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Lease Rental Income - total fleet	2020	2019	2020	2019
Customer A	18.0%	15.1%	17.1%	14.5%
Customer B	12.7%	13.5%	13.6%	13.4%

Reconciliation of Numerator and Denominator of Basic Earnings Per Share ("EPS") With That of Diluted EPS	A reconciliation of the numerator and denominator of basic EPS with that of diluted EPS is reported as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
Share amounts in thousands	2020	2019	2020	2019
Numerator:
Net income attributable to Textainer Group Holdings Limited common shareholders	$16,952	$10,578	$28,562	$27,942
Denominator:
Weighted average common shares outstanding - basic	52,514	57,503	54,221	57,493
Dilutive share options and restricted share units	199	95	96	93
Weighted average common shares outstanding - diluted	52,713	57,598	54,317	57,586
Net income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$0.32	$0.18	$0.53	$0.49
Diluted	$0.32	$0.18	$0.53	$0.49

Share options and restricted share units excluded from the computation of diluted EPS because they were anti-dilutive	1,553	1,783	2,009	1,801

Fair Value of Derivative Instruments Reflected on Gross Basis	The fair value of the derivative instruments is reflected on a gross basis on the condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019:
	September 30, 2020	December 31, 2019
Assets
Interest rate swaps - not designated as hedges	$—	$135
Total	$—	$135
Liabilities
Interest rate swaps - designated as hedges	$11,552	$117
Interest rate swaps - not designated as hedges	22,960	13,661
Total	$34,512	$13,778

Accounts Receivable
Schedule of Concentration Risk of Lease Rental Income/Gross Accounts Receivable
Gross Accounts Receivable- owned fleet	September 30, 2020	December 31, 2019
Customer A	22.7%	17.1%
Customer B	13.2%	11.2%

Schedule of Concentration Risk of Total Fleet Lease Rental Income
Gross Accounts Receivable- total fleet	September 30, 2020	December 31, 2019
Customer A	25.6%	16.6%
Customer B	11.1%	12.0%